UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)		January 31, 2013

Shares	COMMON STOCKS - 89.38%	Value
	Aerospace & Defense - 1.82%
244,541	CPI Aerostructures, Inc. (a)	$2,758,422
206,722	Ducommun, Inc. (a)	3,313,754
		6,072,176
	Auto Parts & Equipment - 1.17%
130,100	Miller Industries, Inc.	1,987,928
460,981	SORL Auto Parts, Inc. (a)	1,442,871
75,700	Stoneridge, Inc. (a)	473,882
		3,904,681
	Building Materials - 1.09%
240,000	Insteel Industries, Inc.	3,638,400
		3,638,400
	Business Services - 10.00%
130,000	Barrett Business Services, Inc.	5,231,200
370,000	Datalink Corp. (a)	3,252,300
200,000	GP Strategies Corp. (a)	4,280,000
873,000	Innodata Isogen, Inc. (a)	3,282,480
711,900	Official Payments Holdings, Inc. (a)	4,420,899
566,800	PRGX Global, Inc. (a)	3,825,900
489,500	RCM Technologies, Inc. (a)	2,706,935
130,000	Rentrak Corporation (a)	2,662,400
240,000	The Dolan Media Co. (a)	842,400
140,000	Virtusa Corp. (a)	2,899,400
		33,403,914
	Chemical & Related Products - 4.76%
497,000	Aceto Corporation	5,188,680
218,000	KMG Chemicals, Inc.	4,261,900
387,023	Omnova Solutions, Inc. (a)	3,165,848
400,000	Penford Corp. (a)	3,280,000
		15,896,428
	Computers & Electronics - 2.36%
320,472	CyberOptics Corp. (a)	2,393,926
550,000	PC-Tel, Inc.	4,081,000
202,139	Rimage Corporation	1,402,845
		7,877,771
	Construction & Engineering - 3.86%
250,000	Comfort Systems USA, Inc.	3,227,500
395,000	Furmanite Corp. (a)	2,097,450
858,523	Hill International, Inc. (a)	2,927,563
265,100	MFRI, Inc. (a)	1,609,157
296,400	Sterling Construction Company, Inc. (a)	3,038,100
		12,899,770
	Consumer Products - Manufacturing - 5.98%
203,553	A.T. Cross Co. (a)	2,328,646
140,000	Flexsteel Industries	3,284,400
1,200,000	Furniture Brands International, Inc. (a)	1,656,000
125,000	Motorcar Parts of America, Inc.
	(Acquired 4/24/2011, Cost $968,750) (a)(b)	833,750
294,356	Motorcar Parts of America, Inc. (a)	1,963,355
219,096	Orchids Paper Products Co.	4,804,775
100,000	Steinway Musical Instruments, Inc. (a)	2,224,000
150,500	Universal Electronics, Inc. (a)	2,874,550
		19,969,476
	Consumer Services - 1.89%
290,000	Intersections, Inc.	3,010,200
400,000	Stewart Enterprises, Inc. - Class A	3,300,000
		6,310,200
	Energy & Related Services - 8.87%
2,000,000	Cal Dive International, Inc. (a)	3,800,000
75,000	Hornbeck Offshore Services, Inc. (a)	2,760,750
275,000	Matrix Service Co. (a)	3,927,000
115,000	Michael Baker Corp. (a)	2,954,350
150,000	Mitcham Industries, Inc. (a)	2,223,000
500,000	Newpark Resources, Inc. (a)	4,310,000
135,442	PHI, Inc. (a)	4,481,776
405,720	TGC Industries, Inc.	3,692,052
653,100	Uranium Energy Corp. (a)	1,469,475
		29,618,403
	Environmental Services - 0.50%
2,125,000	Perma-Fix Environmental Services (a)	1,678,538
		1,678,538
	Financial Services - 6.01%
130,000	B of I Holding, Inc. (a)	4,154,800
728,100	Global Cash Access Holdings, Inc. (a)	5,497,155
253,323	Nicholas Financial, Inc.	3,310,932
323,588	SWS Group, Inc. (a)	2,132,445
510,000	U.S. Global Investors, Inc. - Class A	1,983,900
20,000	Virtus Investment Partners, Inc. (a)	2,980,200
		20,059,432
	Food - 3.47%
50,000	Cal-Maine Foods, Inc.	2,084,000
292,000	John B. Sanfilippo & Son, Inc.	5,381,560
350,000	Landec Corp. (a)	4,130,000
		11,595,560
	Leisure - 1.71%
40,000	Ascent Media Corp. (a)	2,548,400
1,053,776	Century Casinos, Inc. (a)	3,150,790
		5,699,190
	Medical Supplies & Services - 6.62%
357,500	Addus Homecare Corp. (a)	2,960,100
326,900	Allied Healthcare Products (a)	830,326
160,000	Anika Therapeutics, Inc. (a)	1,699,200
450,000	BioScrip, Inc. (a)	5,053,500
82,762	Exactech, Inc. (a)	1,588,203
500,000	Five Star Quality Care, Inc. (a)	2,830,000
2,064,000	Hooper Holmes, Inc. (a)	990,720
510,000	Medical Action Industries, Inc. (a)	2,351,100
19,528	Syneron Medical Ltd. (a)	199,576
125,900	The Ensign Group, Inc.	3,595,704
		22,098,429
	Minerals & Resources - 0.44%
650,000	Vista Gold Corp. (a)	1,475,500
		1,475,500
	Oil & Gas - 2.68%
300,000	Hallador Energy Co.	2,376,000
500,000	Magnum Hunter Resources Corp. (a)	2,020,000
116,600	Triangle Petroleum Corp. (a)	733,414
450,000	Vaalco Energy, Inc.	3,820,500
		8,949,914
	Retail - 2.61%
124,830	Kirklands, Inc. (a)	1,444,283
565,000	PCM, Inc. (a)	3,768,550
75,000	Rush Enterprises, Inc. (a)	1,467,750
206,433	Systemax, Inc. (a)	2,020,979
		8,701,562
	Semiconductor Related Products - 4.18%
383,900	Integrated Silicon Solution, Inc. (a)	3,597,143
575,000	Photronics, Inc. (a)	3,444,250
333,650	Rudolph Technologies, Inc. (a)	4,500,938
430,000	Ultra Clean Holdings, Inc. (a)	2,412,300
		13,954,631
	Software - 2.92%
410,000	American Software, Inc. - Class A	3,526,000
199,400	ClickSoftware Technologies Ltd.	1,593,206
35,000	Computer Task Group, Inc. (a)	669,900
1,880,000	iPass, Inc. (a)	3,966,800
		9,755,906
	Specialty Manufacturing - 8.63%
35,000	AEP Industries, Inc. (a)	2,253,300
225,000	China Gerui Advanced Materials Group Ltd.
	(Acquired 6/1/10, Cost $1,282,500) (a)(b)	513,000
501,324	China Gerui Advanced Materials Group Ltd. (a)	1,143,019
210,000	Courier Corp.	2,543,100
147,375	Douglas Dynamics, Inc.	1,942,402
500,000	Federal Signal Corp. (a)	4,020,000
130,000	Global Power Equipment Group, Inc.	2,133,300
80,000	L.B. Foster Co.	3,464,800
130,000	LMI Aerospace, Inc. (a)	2,873,000
396,776	Manitex International, Inc. (a)	3,856,663
168,380	Northern Technologies International Corp. (a)	2,254,608
74,000	Northwest Pipe Co. (a)	1,824,100
		28,821,292
	Telecommunications - 4.35%
765,969	Gilat Satellite Networks Ltd. (a)	4,059,636
268,000	Globecomm Systems, Inc. (a)	3,323,200
238,000	Oplink Communications, Inc. (a)	4,010,300
280,000	SeaChange International, Inc. (a)	3,122,000
		14,515,136
	Transportation - 3.46%
300,000	Republic Airways Holdings, Inc. (a)	2,517,000
420,000	Scorpio Tankers, Inc. (a)	3,540,600
133,333	Star Bulk Carriers Corp.	903,998
310,000	StealthGas, Inc. (a)	2,802,400
370,432	USA Truck, Inc. (a)	1,837,342
		11,601,340

	TOTAL COMMON STOCKS (Cost $259,013,618)	$298,497,649

Shares	REAL ESTATE INVESTMENT TRUSTS - 1.33%	Value
224,494	Monmouth Real Estate Investment Corp. - Class A	$2,438,005
140,000	Whitestone Real Estate Investment Trust	1,988,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,349,825)	$4,426,005

Contracts	WARRANTS - 0.00%	Value
	Oil & Gas - 0.00%
59,555	Magnum Hunter Resources Corp. Warrant
	(Acquired 8/29/2011, Cost $0)
	Expiration: 10/14/2013, Exercise Price $10.50 (a)(b)	$8,338
	TOTAL WARRANTS (Cost $0)	$8,338

	RIGHTS - 0.00%	Value
	Oil & Gas - 0.00%
305,000	Sino Clean Energy, Inc. (c)(d)	$-
	TOTAL RIGHTS (Cost $0)	$-

Shares	SHORT TERM INVESTMENTS - 7.80%	Value
16,336,540	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.05%	$16,336,540
9,716,897	Alpine Municipal Money Market Fund, 0.04%	9,716,897
	TOTAL SHORT TERM INVESTMENTS (Cost $26,053,437)	$26,053,437

	Total Investments (Cost $288,416,880) - 98.51%	$328,985,429
	Other Assets in Excess of Liabilities - 1.49%	4,963,442
	TOTAL NET ASSETS - 100.00%	$333,948,871

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of restricted securities amounted to $1,355,088 or 0.41% of Net Assets.

(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. These securities represent $0 or 0.00% of the Fund's Net Assets.  With the exception of Sino Clean Energy, Inc. Rights, these securities were classified as level 2.  Sino Clean Energy, Inc. Rights were classified as a level 3 security.

(d)	Contingent Value Right. See Note 3 of the Notes to the Schedule of Investments.

Notes to the Schedule of Investments

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$288,416,880

Gross unrealized appreciation	83,546,539
Gross unrealized depreciation	(42,977,990)
Net unrealized appreciation	$40,568,549

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities. These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities

• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2013:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary	$29,879,659	$-	$-	$29,879,659
Consumer Staples	12,270,335	-	-	12,270,335
Energy	41,956,967	-	-	41,956,967
Financials	14,562,277	-	-	14,562,277
Health Care	22,098,429	-	-	22,098,429
Industrials	82,202,679	-	-	82,202,679
Information Technology	73,050,128	-	-	73,050,128
Materials	22,477,175	-	-	22,477,175
Total Common Stocks	298,497,649	-	-	298,497,649
Real Estate Investment Trusts	4,426,005	-	-	4,426,005
Warrants
Energy	8,338	-	-	8,338
Short-Term Investments	26,053,437	-	-	26,053,437
Total Investments in Securities	$328,985,429	$-	$-	$328,985,429

Transfers into Level 1	$8,338
Transfers out of level 1	-
Net transfers in (out of) Level 1	$8,338

Transfers into Level 2	$-
Transfers out of Level 2	(8,338)
Net Transfers in (out of) Level 2	$(8,338)

The securities transferred from level 2 to level 1 due to an increase of observable market data from an increase in market activity.  Transfers between levels are recognized at the end of the reporting period.

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of January 31, 2013.

Fair Value at 1/31/13	Valuation Techniques	Unobservable Inputs	Ranges
Rights	Intrinsic Value	No active market	N / A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant/significant.

Interrelationships may also exist between observable and unobservable inputs.

Rights
As there is no active market for this level 3 security, the value is being derived from qualitative information based on the status of pending litigation.

3. Contingent Value Right

A Contingent Value Right ("CVR") grants shareholders the right to realize the proceeds from a specified event.  Proceeds are contingent upon an outcome of the specified event.  Proceeds from these rights are contingent upon a favorable lawsuit ruling or settlement relating to a complaint filed by Sino Clean Energy. If a favorable ruling or settlement occurs, shareholders are entitled to 90% of the lawsuit proceeds, if any, less certain legal and other expenses that will be deducted from such proceeds.  The CVRs expire upon the entry of a final, non-appealable judgment or settlement in the underlying lawsuit.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		January 31, 2013

Shares	COMMON STOCKS - 91.98%	Value
	Aerospace & Defense - 1.62%
40,000	CPI Aerostructures, Inc. (a)	$451,200
90,000	Kratos Defense & Security Solutions, Inc. (a)	396,900
		848,100
	Air Transport - 1.06%
33,000	AeroCentury Corp. (a)	557,700
		557,700
	Auto Parts & Equipment - 0.82%
137,100	SORL Auto Parts, Inc. (a)	429,123
		429,123
	Biotechnology - 1.54%
50,000	Trinity Biotech PLC - ADR	806,500
		806,500
	Business Services - 10.67%
75,000	Datalink Corp. (a)	659,250
64,500	Edgewater Technology, Inc. (a)	267,675
600,000	GBS Enterprises, Inc.
	(Acquired 2/24/2011, Cost $750,000) (a)(b)	178,800
174,000	Innodata Isogen, Inc. (a)	654,240
504,900	Newtek Business Services, Inc. (a)	1,065,339
100,000	Official Payments Holdings, Inc. (a)	621,000
30,000	Perceptron, Inc.	220,800
2,010,000	Quadrant 4 Systems Corp.
	(Acquired 1/19/2011 and 4/7/2011, Cost $603,000) (a)(b)	200,799
490,000	Quadrant 4 Systems Corp. (a)	48,951
89,500	RCM Technologies, Inc. (a)	494,935
21,738	Rentrak Corporation (a)	445,194
210,000	SmartPros Ltd.	294,000
1,000,000	WidePoint Corp. (a)	450,000
		5,600,983
	Chemical & Related Products - 1.08%
50,800	Flexible Solutions International, Inc. (a)	66,040
40,000	TOR Minerals International, Inc. (a)	499,200
		565,240
	Commerical Services & Supplies - 0.90%
96,000	General Finance Corp. (a)	474,240
		474,240
	Computers & Electronics - 6.62%
290,000	ADDvantage Technologies Group, Inc. (a)	614,800
97,795	Concurrent Computer Corporation	639,579
70,000	CyberOptics Corp. (a)	522,900
275,000	Dot Hill Systems Corp. (a)	319,000
288,900	NAPCO Security Technologies, Inc. (a)	1,042,929
21,000	Rimage Corp.	145,740
145,000	Socket Mobile, Inc. (a)	188,500
		3,473,448
	Construction & Engineering - 0.82%
71,113	MFRI, Inc. (a)	431,656
		431,656
	Consumer Products - Manufacturing - 3.82%
49,900	A.T. Cross Co. (a)	570,856
330,000	Emerson Radio Corp. (a)	561,000
24,000	Flexsteel Industries	563,040
200,000	Tandy Brands Accessories, Inc. (a)	312,000
		2,006,896
	Consumer Services - 2.92%
150,216	Hudson Technologies, Inc. (a)	570,821
247,100	Noah Education Holdings Ltd. - ADR (a)	373,121
473,581	Primo Water Corp. (a)	587,240
		1,531,182
	Electronic Equipment & Instruments - 5.73%
99,000	Allied Motion Technologies, Inc.	667,260
373,200	Iteris, Inc. (a)	608,316
42,000	LGL Group, Inc. (a)	220,920
38,324	Magnetek, Inc. (a)	508,176
241,400	Universal Power Group, Inc. (a)	449,004
276,000	Wells-Gardner Electronics Corp. (a)	552,000
		3,005,676
	Energy & Related Services - 0.84%
60,000	Acorn Energy, Inc.	441,600
		441,600
	Environmental Services - 2.53%
440,000	Perma-Fix Environmental Services (a)	347,556
1,125,000	TurboSonic Technologies, Inc. (a)(d)	204,750
182,000	Versar, Inc. (a)	773,500
		1,325,806
	Financial Services - 11.46%
20,000	B of I Holding, Inc. (a)	639,200
105,000	Bank of Commerce Holdings	515,550
110,500	Hennessy Advisors, Inc.	801,125
20,000	Homeowners Choice, Inc.	452,000
80,000	HopFed Bancorp, Inc.	743,200
26,500	JTH Holding, Inc. (a)	430,095
100,000	MicroFinancial, Inc.	751,000
104,900	Pacific Premier Bancorp (a)	1,209,497
80,000	United Insurance Holdings Corp.	472,000
		6,013,667
	Food - 3.83%
117,000	G. Willi-Food International Ltd. (a)	637,650
43,000	John B. Sanfilippo & Son, Inc.	792,490
146,000	Willamette Valley Vineyards, Inc. (a)	576,700
		2,006,840
	Leisure - 3.74%
226,248	Century Casinos, Inc. (a)	676,482
153,946	Full House Resorts, Inc. (a)	495,706
250,000	Galaxy Gaming, Inc. (a)	62,500
125,000	Reading International, Inc. (a)	728,750
		1,963,438
	Medical Supplies & Services - 8.60%
120,750	Adcare Health Systems, Inc. (a)	600,128
151,800	Addus Homecare Corp. (a)	1,256,904
116,553	Allied Healthcare Products (a)	296,045
39,100	Birner Dental Management Services, Inc.	686,987
30,000	Carriage Services, Inc.	419,400
400,000	Hooper Holmes, Inc. (a)	192,000
82,000	Lakeland Industries, Inc. (a)	402,620
50,647	MGC Diagnostics Corp. (a)	293,753
500,000	Urologix, Inc. (a)	365,000
		4,512,837
	Minerals & Resources - 0.80%
1,100,000	Deer Horn Metals, Inc. (a)	33,086
170,000	Vista Gold Corp. (a)	385,900
		418,986
	Motion Pictures - 0.62%
90,333	Ballantyne Strong, Inc. (a)	323,392
		323,392
	Oil & Gas - 0.85%
133,280	American Standard Energy Corp.
	(Acquired 2/2/2011, Cost $435,750) (a)(b)	37,319
51,460	Hallador Energy Co.	407,563
		444,882
	Retail - 0.41%
100,000	Hastings Entertainment, Inc. (a)	217,000
		217,000
	Semiconductor Related Products - 5.05%
185,000	AXT, Inc. (a)	514,300
186,800	inTEST Corp. (a)	567,872
419,100	On Track Innovations Ltd. (a)	536,448
67,700	Sparton Corporation (a)	1,030,394
		2,649,014
	Software - 3.98%
50,000	American Software, Inc. - Class A	430,000
358,800	ARI Network Services, Inc. (a)	645,840
70,000	Evolving Systems, Inc.	439,600
264,400	Navarre Corp. (a)	573,748
		2,089,188
	Specialty Manufacturing - 8.58%
131,046	China Solar & Clean Energy Solutions, Inc.
	(Acquired 3/15/2005, 10/3/2005, and 3/5/2008, Cost $441,000) (a)(b)	6,552
74,000	Core Molding Technologies, Inc. (a)	521,700
141,700	CTI Industries Corp. (a)	753,844
64,524	Digital Ally, Inc. (a)	274,227
24,774	Friedman Industries	271,771
90,000	Manitex International, Inc. (a)	874,800
31,000	Nobility Homes, Inc. (a)	159,650
32,000	Northern Technologies International Corp. (a)	428,480
76,502	Orbit International Corp. (a)	270,817
710,500	TechPrecision Corp. (a)	944,965
166,667	Worldwide Energy & Manufacturing USA, Inc.
	(Acquired 1/26/2010, Cost $749,997) (a)(b)(c)	–
46,183	Worldwide Energy & Manufacturing USA, Inc. (a)(c)	–
		4,506,806
	Telecommunications - 1.06%
200,000	Management Network Group, Inc. (a)	560,000
		560,000
	Transportation - 2.03%
300,000	Euroseas Ltd.	306,000
300,000	Frozen Food Express Industries, Inc. (a)	333,000
65,500	Vitran Corp, Inc. (a)	430,335
		1,069,335

	TOTAL COMMON STOCKS (Cost $49,209,116)	$48,273,535

Contracts	WARRANTS - 0.00%	Value
	Oil & Gas
35,625	American Standard Energy Corp. Warrant A
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $5.00 (a)(b)(c)	$-

35,625	American Standard Energy Corp. Warrant B
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $6.50 (a)(b)(c)	-

	Business Services
600,000	GBS Enterprises, Inc. Warrant
	(Acquired 2/24/2011, Cost $0)
	Expiration: 3/11/14, Exercise Price: $1.50 (a)(b)(c)	-

1,666,667	Quadrant 4 Systems Corp. Warrant
	(Acquired 1/18/2011, Cost $0)
	Expiration: 1/18/2016, Exercise Price: $0.60 (a)(b)(c)	-

	Consumer Products - Manufacturing
52,500	Sinohub, Inc. Warrant
	(Acquired 3/21/2011, Cost $0)
	Expiration: 9/21/2013, Exercise Price: $0.60 (a)(c)	-

	Specialty Manufacturing
418,518	Worldwide Energy & Manufacturing USA, Inc. Warrant
	(Acquired 1/26/2010, Cost $0)
	Expiration: 1/26/2015, Exercise Price: $5.65 (a)(b)(c)	-

	TOTAL WARRANTS (Cost $0)	$-

Shares	SHORT TERM INVESTMENTS - 6.20%	Value
2,600,000	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.05%	$2,600,000
655,118	Alpine Municipal Money Market Fund, 0.04%	655,118
	TOTAL SHORT TERM INVESTMENTS (Cost $3,255,118)	$3,255,118

	Total Investments (Cost $52,464,234) - 98.18%	$51,528,653
	Other Assets in Excess of Liabilities - 1.82%	957,812
	TOTAL NET ASSETS - 100.00%	$52,486,465

	Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)
Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of restricted securities amounted to $423,470 or 0.81% of Net Assets.

(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. These securities represent $0 or 0.00% of the Fund's Net Assets. With the exception of Worldwide Energy & Manufacturing USA, Inc. ('WEMU") and WEMU Warrants, these securities were classified as level 2.  WEMU and WEMU Warrants were classified as level 3 securities.

(d)	Affiliated issuer. See Note 3 in the Notes to the Schedule of Investments.

Notes to the Schedule of Investments

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$52,464,234

Gross unrealized appreciation	12,622,860
Gross unrealized depreciation	(13,558,441)
Net unrealized depreciation	$(935,581)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities. These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities

• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2013

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary	$8,478,665	$-	$-	$8,478,665
Consumer Staples	1,956,431	637,650	-	2,594,081
Energy	444,882	-	-	444,882
Financials	5,583,572	-	-	5,583,572
Health Care	4,203,563	293,753	-	4,497,316
Industrials	11,382,013	449,004	-	11,831,017
Information Technology	12,637,825	-	-	12,637,825
Materials	2,206,177	-	-	2,206,177
Total Common Stocks	46,893,128	1,380,407	-	48,273,535
Warrants
Energy	-	-	-	-
Information Technology	-	-	-	-
Total Warrants	-	-	-	-
Short Term Investments	3,255,118	-	-	3,255,118
Total Investments in Securities	$50,148,246	$1,380,407	$-	$51,528,653

Transfers into Level 1	$1,642,888
Transfers out of level 1	(1,380,407)
Net transfers in (out of) Level 1	$262,481

Transfers into Level 2	$1,380,407
Transfers out of Level 2	(1,642,888)
Net Transfers in (out of) Level 2	$(262,481)

The securities transferred from Level 1 to Level 2 are due to the securities not trading on the last day of the reporting period.

The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity. Transfers between levels are recognized at the end of the reporting period.

The following table presents information about unobservable inputs related to the Fund's categories of Level 3 investments as of January 31, 2013.

Fair Value at 1/31/13	Valuation Techniques	Unobservable Inputs	Ranges
Equity Securities	Intrinsic Value	No active market	N/A
Warrants	Intrinsic Value	No active market	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant/significant.

Interrelationships may also exist between observable and unobservable inputs.

Equity Securities & Rights
As there is no active market for these level 3 securities, the value is being derived from qualitative information based on available information.

3. Transactions with Affiliates

The following issuers are affiliated with the Perritt Ultra MicroCap Fund; that is the Perritt Ultra MicroCap Fund held 5% or more of the outstanding voting securities during the period from November 1, 2012 through January 31, 2013. As defined in section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Share Balance At November 1, 2012	Additions	Reductions	Share Balance At January 31, 2013	Dividend Income	Value At January 31, 2013
TurboSonic Technologies, Inc. 1,125,000	-	-	1,125,000	$-	$204,750
				$-	$204,750

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
 Michael J. Corbett, President

Date  3/18/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
   Michael J. Corbett, President

Date  3/18/2013

By (Signature and Title)* /s/ Mark J. Buh
   Mark J. Buh, Treasurer

Date  3/18/2013

* Print the name and title of each signing officer under his or her signature.